                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005
                                                ----------------------

Check here if Amendment / /;     Amendment Number:
       This Amendment (Check only one.):      / /  is a restatement.
                                              / /  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          McCarthy Group Advisors, L.L.C.
              --------------------------------------
Address:       1125 South 103rd Street, Suite 250
              --------------------------------------
               Omaha, Nebraska
              --------------------------------------
               68124
              --------------------------------------

Form 13F File Number:   28-  10977
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Andrea McMahon
              --------------------------------------
Title:         Treasurer
              --------------------------------------
Phone:         (402) 393-1300
              --------------------------------------

Signature, Place, and Date of Signing:

        /s/ Andrea McMahon     Omaha, Nebraska        2/7/06
      ---------------------  -------------------   ----------
            [Signature]         [City, State]         [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number                       Name

       28-
           ----------------------                 ----------------------------
       [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                            -----------------
Form 13F Information Table Entry Total:      127
                                            -----------------
Form 13F Information Table Value Total:      $ 256,501
                                            -----------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.                 Form 13F File Number           Name

       NONE              28-  10990                       MGA Holdings, L.L.C.
       ------               -------------                 ---------------------
       [Repeat as necessary.]

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

   NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                                                     (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------



      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

   NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
                                                     (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------



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McCarthy Group Advisors, L.L.C.
FORM 13F
31-Dec-05

                                                                                        Voting Authority

                                                     Value   Shares/  Sh/  Put/ Invstmt Other

Name Of Issuer             Title Of       CUSIP    (x$1000)  Prn Amt  Prn  Call Dscretn Managers    Sole  Shared   None
                           Class
Abbott Laboratories        COM          002824100     1722     43678  SH        Defined            42578           1100
Alltel Corp                COM          020039103     4232     67071  SH        Defined            60492           6579
American Equity Invt
 Life                      COM          025676206      716     54875  SH        Defined            54875
American Express Co        COM          025816109     1777     34530  SH        Defined            29995           4535
Amer Intl Group Inc        COM          026874107     6089     89239  SH        Defined            85524           3715
American States
 Water Co.                 COM          029899101      653     21205  SH        Defined            21205
Anheuser Busch Cos Inc     COM          035229103     2011     46813  SH        Defined            46813
Apria Healthcare Group
 Inc.                      COM          037933108     1577     65408  SH        Defined            63998           1410
Applied Materials Inc      COM          038222105     3558    198328  SH        Defined           185108          13220
Automatic Data Process     COM          053015103     1663     36240  SH        Defined            34400           1840
BP Amoco PLC
 Sponsored Adr             COM          055622104     1132     17624  SH        Defined            17324            300
Bandag, Inc.               COM          059815100     1378     32286  SH        Defined            32286
Berkshire Hathaway,
 Inc. Cl A                 COM          084670108      620         7  SH        Defined                7
Berkshire Hathaway
 Inc Cl B                  COM          084670207     7885      2686  SH        Defined             2501            185
Boston Scientific Corp.    COM          101137107     4991    203795  SH        Defined           189720          14075
CBS Corp. B                COM          124857202      897     37310  SH        Defined            36810            500
CVS Corp                   COM          126650100     2052     77650  SH        Defined            74250           3400
Caremark Rx Inc            COM          141705103     2620     50581  SH        Defined            46607           3974
Carnival Cruise
 Lines - Cl A              COM          143658300      217      4057  SH        Defined             2727           1330
Carriage Services Inc      COM          143905107     2168    433500  SH        Defined           433500
Celadon Group Inc          COM          150838100      645     22386  SH        Defined            22386
Cendant Corp               COM          151313103     1596     92517  SH        Defined            82748           9769
Century Telephone
 Enterprise I              COM          156700106      415     12500  SH        Defined            12000            500
Cinergy Corp               COM          172474108      362      8520  SH        Defined             7780            740
Citigroup Inc              COM          172967101     1330     27400  SH        Defined            27400
Coca-Cola Co               COM          191216100     2131     52860  SH        Defined            47400           5460
Conmed Corp                COM          207410101     1628     68814  SH        Defined            66375           2439
Convergys Corp             COM          212485106     2615    164974  SH        Defined           156095           8879
Corinthian Colleges        COM          218868107     2105    178850  SH        Defined           170595           8255
DuPont (EI) De Nemours     COM          263534109      340      8000  SH        Defined             8000
Emerson Electric Co        COM          291011104     1121     15008  SH        Defined            14508            500
eSPEED Inc CL A            COM          296643109      789    102325  SH        Defined           102325
Ethan Allen Interiors      COM          297602104     1543     42240  SH        Defined            42240
Fair Isaac & Co Inc        COM          303250104     2937     66495  SH        Defined            63455           3040
Freddie Mac                COM          313400301     2702     41340  SH        Defined            40113           1227
Federated Investors
 Inc Pa CL                 COM          314211103     3010     81270  SH        Defined            77170           4100
Fifth Third Bancorp        COM          316773100     3475     92124  SH        Defined            85824           6300
First Data Corp            COM          319963104     7424    172609  SH        Defined           159738          12871
Fisher Scientific Intl     COM          338032204     3856     62338  SH        Defined            57316           5022
Gannett Co Inc             COM          364730101     1121     18502  SH        Defined            17802            700
Genl Electric Co           COM          369604103     2040     58214  SH        Defined            56339           1875
Gevity HR Inc              COM          374393106     1517     59000  SH        Defined            59000
Hanover Insurance
 Group, Inc.               COM          410867105     2592     62061  SH        Defined            59551           2510
Health Mgmt Assoc Inc
 CL A                      COM          421933102     1115     50765  SH        Defined            48165           2600
Henry Jack & Assoc Inc     COM          426281101     2864    150035  SH        Defined           142075           7960
Horace Mann Educators      COM          440327104     1694     89347  SH        Defined            87190           2157
Intervoice, Inc.           COM          461142101      103     12900  SH        Defined            12900
Intuit, Inc.               COM          461202103     2292     42997  SH        Defined            41497           1500
iShares Lehman
 Aggregate Bond            COM          464287226      624      6200  SH        Defined             4926           1274
iShares Goldman Sachs
 InvesTop                  COM          464287242      322      2990  SH        Defined             1640           1350
iShares Lehman 1-3
 Year Treasu               COM          464287457     1311     16347  SH        Defined             2940          13407
IShares Russell 1000
 Value                     COM          464287598     1239     17950  SH        Defined            17950
Ishares S & P Small
 Cap 600                   COM          464287804      434      7500  SH        Defined             7500
Jackson Hewitt Tax
 Service                   COM          468202106     3447    124394  SH        Defined           123323           1071
Johnson & Johnson          COM          478160104     5089     84677  SH        Defined            80508           4169
Kaydon Corp.               COM          486587108     2203     68549  SH        Defined            67196           1353
Kimberly Clark Corp        COM          494368103     2508     42040  SH        Defined            41640            400
Lancaster Colony Corp      COM          513847103      352      9500  SH        Defined             9500

Leggett & Platt            COM          524660107     1611     70172  SH        Defined            70172
Liberty Global,
 Inc. - A                  COM          530555101      870     38647  SH        Defined            37372           1275
Liberty Global,
 Inc. - C                  COM          530555309      802     37812  SH        Defined            36537           1275
Liberty Media Corp
 Cl A                      COM          530718105     4447    565044  SH        Defined           527021          38023
Manhattan Associates
 Inc                       COM          562750109     2584    126195  SH        Defined           119025           7170
Merck & Co                 COM          589331107      851     26745  SH        Defined            22667           4078
Microsoft Corp             COM          594918104     1248     47740  SH        Defined            47537            203
Mohawk Industries Inc.     COM          608190104     2525     29027  SH        Defined            27377           1650
Moodys Corp                COM          615369105     1641     26716  SH        Defined            24566           2150
NCO Group Inc              COM          628858102     1758    103880  SH        Defined            99877           4003
National City Corp.        COM          635405103      492     14650  SH        Defined            14650
Newfield
 Exploration Cos           COM          651290108     1276     25486  SH        Defined            24546            940
Novell Inc                 COM          670006105     6152    696704  SH        Defined           668274          28430
Omnicare Inc               COM          681904108     1468     25658  SH        Defined            23683           1975
Pentair Inc                COM          709631105     1041     30160  SH        Defined            30160
Pepsico Inc                COM          713448108     4677     79156  SH        Defined            72973           6183
Pfizer Inc                 COM          717081103     3864    165681  SH        Defined           152105          13576
Procter & Gamble Co        COM          742718109      254      4397  SH        Defined             3297           1100
Prologis Trust             COM          743410102      243      5200  SH        Defined             4200           1000
Redwood Trust, Inc.        COM          758075402     2068     50121  SH        Defined            48316           1805
Republic Services Inc      COM          760759100     2214     58958  SH        Defined            55967           2991
Ritchie Bros Auction       COM          767744105      401      9500  SH        Defined             6300           3200
Saflink Corp.              COM          786578302       22     27667  SH        Defined            27667
St Joe Co                  COM          790148100      232      3450  SH        Defined             3450
Schering Plough Corp       COM          806605101     1584     75981  SH        Defined            69301           6680
Scotts Miracle-Gro Co.
 Class A                   COM          810186106     3434     75910  SH        Defined            72838           3072
Stewart Enterprises
 Inc Cl. A                 COM          860370105     2052    379251  SH        Defined           366099          13152
Strayer Education Inc.     COM          863236105     1782     19016  SH        Defined            19016
3Com Corporation           COM          885535104     2380    661063  SH        Defined           624267          36796
Toro Co                    COM          891092108     1540     35190  SH        Defined            35190
Tyco Intl Ltd              COM          902124106     5244    181707  SH        Defined           172805           8902
Wal Mart Stores Inc        COM          931142103     4826    103124  SH        Defined            98249           4875
Wash Mutual Inc            COM          939322103     3613     83061  SH        Defined            77841           5220
Waste Connections Inc      COM          941053100     2195     63704  SH        Defined            60685           3019
Wells Fargo
 Corporation               COM          949746101      578      9200  SH        Defined             9200
Dun & Bradstreet
 Corporation               COM          26483E100     1728     25799  SH        Defined            24399           1400
AmerisourceBergen Corp     COM          03073e105     3620     87444  SH        Defined            79776           7668
Benchmark Electronics      COM          08160h101     2430     72258  SH        Defined            70577           1681
Cabot Microelectronics
 Corp                      COM          12709p103     1964     67037  SH        Defined            65301           1736
Cardinal Health Inc        COM          14149Y108     1874     27255  SH        Defined            26755            500
Compass Minerals
 International             COM          20451n101     3600    146680  SH        Defined           137535           9145
Concorde Career
 Colleges Inc              COM          20651H201     1817    122745  SH        Defined           122745
ConocoPhillips             COM          20825c104     2185     37557  SH        Defined            36617            940
Devon Energy
 Corporation               COM          25179M103     2631     42066  SH        Defined            41029           1037
Eresearch Technology       COM          29481v108     1914    126767  SH        Defined           126767
Exxon Mobil Corp.          COM          30231G102     1916     34103  SH        Defined            32943           1160
FEI Company                CONV         30241LAB5      129    130000  PRN       Defined            70000          60000
Firstservice Corp          COM          33761n109     2729    106470  SH        Defined           106470
Headwaters Inc Com         COM          42210p102      354     10000  SH        Defined            10000
IAC/InterActiveCorp        COM          44919p300     2112     74605  SH        Defined            70311           4294
J P Morgan Chase & Co      COM          46625h100      470     11849  SH        Defined            11849
Laboratory Corporation
 Of Amer                   COM          50540r409     2761     51277  SH        Defined            47495           3782
Level 3
 Communications, Inc.      COM          52729n100       45     15522  SH        Defined            15122            400
Manpower Inc               COM          56418H100     1666     35825  SH        Defined            34925            900
Moneygram Intl Inc         COM          60935y109     3344    128206  SH        Defined           124922           3284
NIC, Inc.                  COM          62914b100      200     32407  SH        Defined            22407          10000
Odyssey Healthcare Inc     COM          67611v101     3942    211486  SH        Defined           202821           8665
Par Pharmaceutical Co      COM          69888p106     1490     47540  SH        Defined            47540
SLM Corp                   COM          78442p106      733     13300  SH        Defined            10375           2925
Standard & Poor's 500
 Deposito                  COM          78462f103     3704     29749  SH        Defined            29749
Sealed Air Corp            COM          81211K100     1427     25405  SH        Defined            24705            700
Sensient Technologies
 Corp                      COM          81725t100     1355     75715  SH        Defined            75715
Sitel Corp.                COM          82980K107      490    157021  SH        Defined           157021
3M Company                 COM          88579y101     1730     22320  SH        Defined            22320
Viacom Inc B               COM          92553p201     1497     36370  SH        Defined            35870            500
WCA Waste Corp.            COM          92926k103     1803    228260  SH        Defined           228260
Waste Management           COM          94106l109     4043    133227  SH        Defined           124881           8346
Fresh Del Monte
 Produce Inc.              COM          G36738105     1755     77058  SH        Defined            73076           3982

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
White Mountains
 Insurance                 COM          G9618e107      232       415  SH        Defined              415
REPORT SUMMARY                      127 DATA        256501            1    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                        RECORDS